NOTES RECEIVABLE AND DEPOSITS (Tables)	12 Months Ended
Jan. 31, 2019
NOTES RECEIVABLE AND DEPOSITS [abstract]
Schedule of note receivable and deposits
	January 31,	January 31,	January 31,
	2019	2018	2017
Promissory notes receivable	$5,345,000	$-	$-
Deposit on acquisition	900,000	-	-
Accrued interest receivable	216,897	-	-
Additional advances	14,618	-	-
	$6,476,515	$-	$-